BUSINESS COMBINATION - Chibi Great Wall Carbon (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Aug. 30, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Intangible assets | $		$ 0
Restricted cash			¥ 2,165,288			¥ 2,168,192
Cash and cash equivalents					¥ 2,173,062
Liabilities
Contract liabilities			(1,310,072)
Red Cliff Carbon Co., Ltd
Assets
Property, plant and equipment				¥ 379,618		271,604
Intangible assets				25,731		26,124
Deferred tax assets				3,325		3,325
Inventories				65,440		59,035
Other current assets				18,608		11,095
Trade and notes receivables				53,392		32,880
Restricted cash						15,700
Cash and cash equivalents				16,258		50,545
Liabilities
Interest bearing loans and borrowings				(233,000)		(228,500)
Contract liabilities				(1,816)
Trade and notes payables				(56,970)		(46,702)
Other payables and accrued expenses				(52,114)		(51,595)
Income tax payable						(2,927)
Other non-current liabilities				65,901		69,640
Net assets				152,571		70,944
Non-controlling interests				(34,100)		¥ (15,856)
Difference recognized in equity				83,497
Total consideration for acquisition				201,968
Red Chibi Great Wall
Liabilities
Total consideration for acquisition				¥ 202,000
Chalco Mining
BUSINESS COMBINATION
Consideration transferred in receivables			¥ 70,000
Cash consideration paid	¥ 132,000
Chalco Mining | Red Chibi Great Wall
BUSINESS COMBINATION
Equity interest acquired (as a percent)				77.65%
China Great Wall Aluminum | Chalco Mining | Red Cliff Carbon Co., Ltd
BUSINESS COMBINATION
Equity interest acquired (as a percent)				57.69%
Henan Great Wall Zhongxin | Chalco Mining | Red Chibi Great Wall
BUSINESS COMBINATION
Equity interest acquired (as a percent)				19.96%